Retirement Benefits - Summary of Remeasurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial (losses)/gains on obligations:
Due to changes in financial assumptions	$ (10,150)	$ (11,711)	$ 8,186
Due to experience adjustments	804	232	(268)
Due to changes in demographic assumptions	1,375	(75)	(459)
Total	(7,971)	(11,554)	7,459
Return on plan assets in excess/(shortage) of interest income	4,509	8,460	(2,312)
Other movements	7	(12)	66
Total remeasurements	$ (3,455)	$ (3,106)	$ 5,213